Related Party Transactions: Related Party Transactions (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Loans to Company	$ 61,370	$ 194,824
Notes Payable, Accrued Compensation	273,000	273,000
Total Related Party Loans	334,370	467,824
Accrued Compensation	128,000	6,000
Reimbursable Expenses	(9,056)	37
Total Related Party Payable	118,944	6,037
Total Related Party Transactions	$ 453,314	$ 473,861